Effective Income Tax Reconciliation (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.68	$ 0.26	$ 0.31
Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.66	$ 0.26	$ 0.30